Schedule of Disaggregated Geographical Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 5,000	$ 30,000	$ 3,153,500	$ 591,500
Agex Therapeutics Inc [Member]
Total revenues			142,000	34,000
UNITED STATES | Agex Therapeutics Inc [Member]
Total revenues			90,000	10,000
Foreign [Member] | Agex Therapeutics Inc [Member]
Total revenues			$ 52,000	$ 24,000